Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities, Unclassified [Abstract]
Summary of other liabilities

The following is a summary of other liabilities as of December 31:

(Millions)	2012	2011
Membership Rewards liability	$5,832	$5,066
Employee-related liabilities(a)	2,224	2,192
Rebate and reward accruals(b)	2,079	1,866
Deferred card fees, net	1,286	1,063
Book overdraft balances	532	2,178
Other(c)	5,604	4,792
Total	$17,557	$17,157

  Employee-related liabilities include employee benefit plan obligations and incentive compensation.
  Rebate and reward accruals include payments to third-party card-issuing partners and cash-back reward costs.
  Other includes accruals for general operating expenses, client incentives, restructuring and reengineering reserves, advertising and promotion and derivatives.

Carrying amount of deferred charge card and other fees

The carrying amount of deferred card and other fees, net of deferred direct acquisition costs and reserves for membership cancellations as of December 31 were as follows:

(Millions)	2012	2011
Deferred card and other fees(a)	$1,566	$1,228
Deferred direct acquisition costs	(154)	(75)
Reserves for membership cancellations	(126)	(90)
Deferred card fees and other, net of direct
acquisition costs and reserves	$1,286	$1,063

  Includes deferred fees for Membership Rewards program participants.